Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (45,177,053)	$ (25,181,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,786,426	984,006
Amortization of debt discount	1,664,000	510,139
Bad debt expense	1,123,739	33,326
Stock based compensation expense	3,836,518	1,657,680
Loss from extinguishment of debt	1,499,250	0
Goodwill impairment	1,850,000	0
Gain from change in value of derivatives	(1,302,500)	0
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	2,037,023	(319,335)
(Increase) in inventory	(2,327,754)	(1,717,504)
(Increase) decrease in prepaid expenses and other current assets	(113,529)	340,483
(Increase) in other assets	(135,645)	(51,485)
(Decrease) increase in accounts payable and accrued liabilities	(5,031,073)	152,336
Increase in accrued interest payable	543,268	172,083
Decrease in other liabilities	0	(32,665)
Net cash used in operating activities	(39,747,330)	(23,452,753)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used for acquisitions	(835,000)	(15,395,251)
Proceeds from sales of property and equipment	169,268	0
Technology development	(3,085,743)	(2,162,707)
Purchase of property and equipment	(119,748)	(6,409)
Net cash used in investing activities	(3,871,223)	(17,564,367)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable and convertible debt	27,455,537	9,227,035
Repayments for notes payable	(10,857,500)	0
Net proceeds from lines of credit	2,788,469	5,302,355
Proceeds from sale of common stock	15,173,427	33,101,980
Net cash provided by financing activities	34,559,933	47,631,370
NET CHANGE IN CASH	(9,058,620)	6,614,250
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	15,784,902	9,170,652
CASH AND RESTRICTED CASH AT END OF PERIOD	$ 6,726,282	$ 15,784,902